LOANS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 03, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Loans payable		$ 50,357		$ 50,357		$ 51,171	$ 55,500
Debt instrument face amount		125,000		125,000			95,000	$ 19,600
Gain on extinguishment of debt		43,520		42,910		(17,503)	50,607
Interest payable current and non current		$ 9,543		$ 9,543				416	$ 5,248
Crown Bridge Partners, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument interest rate stated percentage		15.00%		15.00%
Debt instrument face amount		$ 65,280		$ 65,280
Interest payable current and non current		30,866		30,866
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt		65,280		65,280
Maturity date	Oct. 03, 2020
Debt instrument interest rate stated percentage	15.00%
Debt instrument face amount	$ 108,000	65,280		65,280		65,280		$ 9,600	65,280
Gain on extinguishment of debt				43,520
Interest payable current and non current		30,866		30,866		25,930			$ 7,232
Directors and Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable		50,357		50,357		51,171
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable		$ 50,357		$ 50,357		$ 51,171	$ 55,500